UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 28,654	$ 38,037	$ 7,685
Accounts receivable, net of allowance of doubtful accounts	9,935	18,194	29,346
Inventory, net	4,568	6,171	3,865
Prepaid expenses and other current assets	1,672	2,414	2,487
Total current assets	44,829	64,816	43,383
Property and equipment, net	3,080	3,381	2,382
Right-of-use asset	2,283	3,010	2,899
Other long-term assets	507	505	2,706
Total assets	50,699	71,712	51,370
Current liabilities:
Accounts payable	10,393	10,379	5,809
Current portion of term loan	0	38,643	53,360
Current portion of lease liabilities	878	908	905
Accrued expenses and other current liabilities	7,973	15,495	15,793
Total current liabilities	19,244	65,425	75,867
Warrant liabilities	7,381	6,765
Revenue Interest Financing liability	38,500	36,200
Earn-out liabilities	1,850	23,990
Convertible notes payable	36,090	0	3,103
Lease liabilities, net of current portion	1,578	2,306	2,163
Other liabilities	9,867	7,513	2,551
Total liabilities	114,510	142,199	83,684
Commitments and Contingencies (Note 16)
Redeemable Convertible Preferred Stock (Note 12):
Series A redeemable convertible preferred stock, $0.0001 par value - 100,000,000 shares authorized as of September 30, 2024; and 2,260,159 and zero shares issued and outstanding as of September 30, 2024 and December 31, 2023	979	0
Stockholders' deficit:
Preferred stock, $0.0001 par value - 100,000,000 shares authorized as of June 30, 2024; and no shares issued and outstanding as of June 30, 2024 and December 31, 2023		0	0
Common stock	7	5	3
Additional paid-in capital	150,692	143,007	99,875
Accumulated other comprehensive income (loss)	2,890	(700)
Accumulated deficit	(218,379)	(212,799)	(132,192)
Total stockholders' deficit	(64,790)	(70,487)	(32,314)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	$ 50,699	71,712	$ 51,370
Previously Reported
Current liabilities:
Warrant liabilities		5,943
Other liabilities		$ 8,335